UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	2/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
February 28, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.4%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.13	3/1/10	6,800,000 a	6,800,000

California--2.9%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.32	5/6/10	5,000,000	5,000,000
Wells Fargo Stage Trust
(City and County of San
Francisco, COP (Multiple
Capital Improvement Projects))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)		0.16	3/7/10	9,780,000 a,b	9,780,000

Colorado--6.2%
Colorado,
Revenue, TRAN (Education Loan
Program)		1.50	8/12/10	5,000,000	5,027,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)		0.34	3/7/10	9,600,000 a	9,600,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)		0.24	3/7/10	16,500,000 a	16,500,000

Connecticut--3.8%
Connecticut,
GO Notes, BAN		2.00	4/28/10	10,000,000	10,025,772
Connecticut Housing Finance

Authority, Housing Mortgage
Finance Program Revenue (LOC;
FHLB)	0.25	3/7/10	9,000,000 a	9,000,000

Delaware--1.3%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.40	3/7/10	6,500,000 a	6,500,000

District of Columbia--4.2%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	0.30	3/7/10	8,470,000 a	8,470,000
District of Columbia,
Revenue (American Society of
Hematology Issue) (LOC;
SunTrust Bank)	0.27	3/7/10	6,600,000 a	6,600,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.30	3/7/10	6,000,000 a	6,000,000

Florida--17.1%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.37	3/7/10	3,225,000 a,b	3,225,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.23	3/7/10	20,000,000 a	20,000,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.25	3/7/10	25,840,000 a,b	25,840,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.23	3/7/10	3,925,000 a	3,925,000
Hillsborough County Aviation
Authority, Revenue, CP (LOC;

Landesbank Baden-Wurttemberg)	0.34	3/19/10	3,625,000	3,625,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	0.50	3/7/10	4,000,000 a	4,000,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Project)
(LOC; SunTrust Bank)	0.62	3/7/10	680,000 a	680,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.37	4/8/10	13,200,000	13,200,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	5,000,000	5,005,012
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.25	3/7/10	1,300,000 a	1,300,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.50	3/7/10	3,090,000 a	3,090,000
Riviera Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	0.47	3/7/10	1,595,000 a	1,595,000

Illinois--8.4%
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.12	3/1/10	2,900,000 a	2,900,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC;
ABN-AMRO)	0.18	3/7/10	21,795,000 a	21,795,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	0.29	3/7/10	10,000,000 a	10,000,000
Southwestern Illinois Development

Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.40	3/7/10	7,370,000 a	7,370,000

Indiana--4.5%
Indiana Health and Educational
Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	0.29	3/7/10	6,600,000 a	6,600,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.20	3/7/10	15,955,000 a,b	15,955,000

Iowa--1.2%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.44	3/7/10	6,000,000 a	6,000,000

Louisiana--1.0%
Ascension Parish,
Revenue, CP (BASF AG)	0.46	5/12/10	5,000,000	5,000,000

Maryland--3.6%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	0.28	3/7/10	1,100,000 a	1,100,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Wachovia
Bank)	0.23	4/7/10	11,940,000	11,940,000
Montgomery County,
EDR (Riderwood Village, Inc.

Project) (LOC; M&T Bank)	0.18	3/7/10	5,000,000 a	5,000,000

Massachusetts--5.8%
Massachusetts,
GO Notes, RAN	2.50	4/29/10	10,000,000	10,034,834
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.19	3/7/10	19,200,000 a	19,200,000

Missouri--2.0%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.25	4/5/10	10,000,000	10,000,000

New Jersey--.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.22	3/7/10	3,800,000 a	3,800,000

New York--7.4%
New York City Housing Development
Corporation, MFMR (Beekman
Tower Project) (LOC; RBS
Citizens NA)	0.22	3/7/10	10,000,000 a	10,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (American
Society for Technion Project)
(LOC; Allied Irish Banks)	0.37	3/7/10	2,800,000 a	2,800,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.23	3/7/10	10,000,000 a	10,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank

Hessen-Thuringen Girozentrale)	0.30	4/9/10	10,300,000	10,300,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.14	3/1/10	4,200,000 a	4,200,000

Ohio--2.5%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,100,000	1,104,708
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.20	3/7/10	1,400,000 a,b	1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.31	3/7/10	2,550,000 a	2,550,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.31	3/7/10	2,535,000 a	2,535,000
Marion County,
Health Care Facility Revenue
(United Church Homes, Inc.
Project) (LOC; Allied Irish
Banks)	1.00	3/7/10	5,000,000 a	5,000,000

Pennsylvania--9.8%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.44	7/15/10	5,000,000	5,000,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	0.40	3/7/10	1,000,000 a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.25	3/7/10	1,600,000 a	1,600,000
Lancaster County Hospital
Authority, Health System

Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.20	3/1/10	2,200,000 a	2,200,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.25	3/7/10	6,055,000 a	6,055,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.35	3/7/10	15,000,000 a	15,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Honeysuckle Student Holdings,
Inc. Student Housing Project
at Bloomsburg University of
Pennsylvania) (LOC; Allied
Irish Banks)	0.29	3/7/10	7,525,000 a	7,525,000
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Wachovia Bank)	0.16	3/7/10	1,000,000 a	1,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.30	3/3/10	10,000,000	10,000,000

South Carolina--1.6%
Charleston County School District,
GO Notes, TAN	2.00	4/1/10	8,000,000	8,010,639

Tennessee--5.3%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.24	3/7/10	8,000,000 a	8,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.40	3/7/10	5,100,000 a	5,100,000
Tennergy Corporation,

Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.20	3/7/10	6,790,000 a,b	6,790,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.20	3/7/10	6,810,000 a,b	6,810,000

Texas--4.2%
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Wachovia Bank)	0.13	3/1/10	3,000,000 a	3,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.23	3/7/10	9,000,000 a	9,000,000
Texas,
TRAN	2.50	8/31/10	9,000,000	9,092,330

Washington--.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.35	3/7/10	3,730,000 a	3,730,000

Wisconsin--.6%
Wisconsin Rural Water Construction
Loan Program Commmission,
Revenue, BAN	1.50	11/15/10	3,000,000	3,015,823

Wyoming--3.6%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank)	0.23	3/7/10	18,150,000 a	18,150,000

Total Investments (cost $501,451,118)			99.9%	501,451,118
Cash and Receivables (Net)			.1%	382,284
Net Assets			100.0%	501,833,402

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities amounted to $69,800,000 or 13.9% of net assets.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	501,451,118
Level 3 - Significant Unobservable Inputs	-
Total	501,451,118

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.;

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)